Trade, other payables and provisions	12 Months Ended
Dec. 31, 2021
Trade, other payables and provisions [abstract]
Disclosure of trade, other payables and provisions [text block]
22 Trade, other payables and provisions
At 31 December
(in USD million) 2021 2020
Trade payables 6,249 2,748
Non-trade payables and accrued expenses 2,181 2,352
Joint venture payables 1,876 2,090
Payables to equity accounted associated companies

and other related parties
2,045 546
Total financial trade and other payables 12,351 7,736
Current portion of provisions and other non-financial

payables
1,960 2,774
Trade, other payables and provisions 14,310 10,510
Included in Current portion of provisions and other non-financial payables are certain provisions that are further described in note 21
Provisions and other liabilities and in note 24 Other commitments,

contingent liabilities and contingent assets. For information regarding currency sensitivities, see note 26 Financial instruments: fair value measurement and sensitivity analysis of market risk. For
further information on payables to equity accounted associated companies and other related parties, see note 25 Related parties.